Segment Reporting	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

22. SEGMENT REPORTING

The Company determined it operates in four segments: (1) sales of battery cells and packs, (2) sales of e-bicycles, and (3) sales of electronic control systems and intelligent robot, a new business segment established during the year ended September 30, 2023 and (4) others, which mainly included the sales of second-hand machinery, the provision of maintenance services and photovoltaic engineering contracting. The battery cells and packs segment sells battery packs and trades battery cells. The e-bicycle sales segment sells e-bicycles on various ecommerce platforms to individual customers. The electronic control systems and intelligent robot segment sells customized electronic control system and intelligent robot.

The Company’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each reportable segment’s revenue and income, which is considered as a segment operating performance measure, for the years ended September 30, 2022, 2023 and 2024:

	For the year ended September 30, 2022
	Battery cells and pack s segment	E-bicycle sales segment	Subtotal from operating segments	Others	Consolidated
Revenues	$6,990,215	$9,405,103	$16,395,318	$993,899	$17,389,217
Depreciation and amortization	(289,150)	(319,801)	(608,951)	(314,971)	(923,922)
Segment loss before tax	(1,467,259)	(3,009,794)	(4,477,053)	(2,252,525)	(6,729,578)
Segment gross profit (loss) margin	6.5%	(1.7)%	1.8%	(7.6)%	1.3%

	For the year ended September 30, 2023
	Battery cells and packs segment	E-bicycle sales segment	Electronic control system and intelligent robots sales segment	Subtotal from operating segments	Others	Consolidated
Revenues	$8,245,966	$4,276,147	$2,344,373	$14,866,486	$1,054,173	$15,920,659
Depreciation and amortization	(34,870)	(255,032)	(364,180)	(654,082)	(528,892)	(1,182,974)
Segment loss before tax	(400,588)	(2,494,836)	(148,679)	(3,044,103)	(4,072,129)	(7,116,232)
Segment gross profit (loss) margin	6.9%	2.2%	25.8%	8.5%	(12.5)%	7.2%

	For the year ended September 30, 2024
	Battery cells and packs segment	E-bicycle sales segment	Electronic control system and intelligent robots sales segment	Subtotal from operating segments	Others	Consolidated
Revenues	$16,318,839	$2,899,541	$1,401,783	$20,620,163	$514,262	$21,134,425
Depreciation and amortization	(3,758)	(55,126)	(457,332)	(516,216)	(433,849)	(950,065)
Segment income (loss) before tax	(2,919,258)	(1,276,645)	(266,483)	(4,462,386)	(4,440,855)	(8,903,241)
Segment gross profit (loss) margin	5.6%	0.7%	47.3%	7.7%	(16.9)%	7.1%

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the years ended September 30, 2022, 2023 and 2024:

	Year Ended September 30,
	2022	2023	2024
Net revenues
Total revenue from reportable segments	$16,395,318	$14,866,486	$20,620,163
Other revenues	993,899	1,054,173	514,262
Consolidated net revenues	17,389,217	15,920,659	21,134,425

Income or loss
Total operating loss for reportable segments	(4,789,953)	(1,662,038)	(1,650,790)
Other income (loss) for reportable segments	312,900	(1,382,065)	(2,811,596)
Total loss for reportable segments	(4,477,053)	(3,044,103)	(4,462,386)

Unallocated amounts:
Other corporate expense	(2,252,525)	(4,072,129)	(4,440,855)
Consolidated loss from continuing operations before income tax expense	$(6,729,578)	$(7,116,232)	$(8,903,241)